ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2019
Employee Post-Retirement Benefits
Moving average period of basis used to determine expected return on plan assets	5 years
Corporate | Minimum
Plant, property and equipment
Annual depreciation rate on straight-line basis	4.00%
Corporate | Maximum
Plant, property and equipment
Annual depreciation rate on straight-line basis	20.00%
Natural Gas Pipelines | Pipeline | Minimum
Plant, property and equipment
Annual depreciation rate on straight-line basis	1.00%
Natural Gas Pipelines | Pipeline | Maximum
Plant, property and equipment
Annual depreciation rate on straight-line basis	7.00%
Midstream | Pipeline | Minimum
Plant, property and equipment
Annual depreciation rate on straight-line basis	1.70%
Midstream | Pipeline | Maximum
Plant, property and equipment
Annual depreciation rate on straight-line basis	2.50%
Liquids Pipelines | Pipeline | Minimum
Plant, property and equipment
Annual depreciation rate on straight-line basis	2.00%
Liquids Pipelines | Pipeline | Maximum
Plant, property and equipment
Annual depreciation rate on straight-line basis	2.50%
Power and Storage | Power generation and natural gas storage plant, equipment and structures | Minimum
Plant, property and equipment
Annual depreciation rate on straight-line basis	2.00%
Power and Storage | Power generation and natural gas storage plant, equipment and structures | Maximum
Plant, property and equipment
Annual depreciation rate on straight-line basis	20.00%